ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2020
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Major items of assets and liabilities reclassified as held for sale, table
The following is a summary of the major items of assets and liabilities classified as held for sale:

(MILLIONS)	June 30, 2020	December 31, 2019
Assets
Cash and cash equivalents	$6	$14
Restricted cash	17	22
Trade receivables and other current assets	8	13
Property, plant and equipment	139	303
Assets held for sale	$170	$352
Liabilities
Current liabilities	$12	$18
Long-term debt	58	73
Other long-term liabilities	24	46
Liabilities directly associated with assets held for sale	$94	$137